UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6489

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Florida Intermediate Municipal Bond Fund
September 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)	Value ($)

Florida--88.9%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	3,325,000	3,573,843
Brevard County,
Local Option Fuel Tax Revenue
(Insured; FGIC)	5.00	8/1/23	1,260,000	1,344,748
Brevard County Health Facilities
Authority, Revenue (Holmes
Regional Medical Center)
(Insured; MBIA)	5.30	10/1/07	3,000,000	3,033,570
Broward County School Board,
COP (Insured; FSA)	5.50	7/1/11	4,715,000 a	5,154,768
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/16	4,285,000	4,591,592
Charlotte County,
Utility Revenue (Insured; FGIC)	5.40	10/1/08	1,210,000	1,235,954
Clay County Housing Finance
Authority, Revenue
(Multi-County Program)
(Collateralized: FNMA and GNMA)	4.85	10/1/11	425,000	435,910
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/20	3,500,000	3,932,285
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/22	2,000,000	2,256,680
Dade County,
Special Obligation Revenue
(Insured; AMBAC)	0.00	10/1/10	6,825,000	5,863,835
Dade County,
Water and Sewer Systems
Revenue (Insured; FGIC)	6.25	10/1/11	2,115,000	2,369,117
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	9,330,000	9,905,008
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	2,500,000	2,709,175
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/19	3,675,000	3,901,490
Florida Board of Education,
Public Education Capital Outlay	5.50	6/1/10	5,000,000 a	5,381,050
Florida Department of
Environmental Protection,
Revenue (Insured; FGIC)	5.75	7/1/09	5,100,000	5,395,188
Florida Department of Transportation,
Turnpike Revenue	5.25	7/1/23	1,945,000	2,056,448
Florida Education System,
University of Florida Housing
Revenue (Insured; FGIC)	5.00	7/1/22	2,055,000	2,210,050
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,998,827
Florida Ports Financing
Commission, Revenue
(Transportation Trust Fund -
Intermodal Program) (Insured;
FGIC)	5.50	10/1/16	1,745,000	1,838,898
Florida Water Pollution Control
Financing Corp., Water PCR	5.25	1/15/21	2,545,000	2,775,501
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; MBIA)	5.00	7/1/22	1,155,000	1,288,252
Hillsborough County,
Utility Revenue (Insured;

AMBAC)	5.50	8/1/14	3,205,000	3,599,600
Hillsborough County Industrial
Development Authority, HR
(Tampa General Hospital)	5.25	10/1/15	3,000,000	3,213,510
Hillsborough County School Board,
COP (Insured; MBIA)	5.00	7/1/16	2,625,000	2,740,684
Indian River County,
GO (Insured; MBIA)	5.00	7/1/20	2,265,000	2,458,725
Indian Trace Development District,
Water Management Special
Benefit Assessment (Insured;
MBIA)	5.00	5/1/20	1,500,000	1,631,775
Jacksonville,
Guaranteed Entitlement Revenue
(Improvement) (Insured; FGIC)	5.38	10/1/16	3,080,000	3,357,262
Jacksonville,
Sales Tax Revenue (Insured;
AMBAC)	5.50	10/1/14	1,500,000	1,625,190
Jacksonville,
Sales Tax Revenue (Insured;
AMBAC)	5.50	10/1/15	1,500,000	1,625,190
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
FGIC)	5.13	10/1/18	2,500,000	2,517,975
Lakeland,
Electric and Water Revenue	5.90	10/1/07	2,385,000	2,441,047
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,708,650
Martin County,
Utility System Revenue
(Insured; FGIC)	5.50	10/1/12	1,065,000	1,173,715
Martin County,
Utility System Revenue
(Insured; FGIC)	5.50	10/1/13	1,485,000	1,655,909
Miami,
Limited Ad Valorem Tax
(Homeland Defense/Neighborhood
Capital Improvement Projects)
(Insured; MBIA)	5.50	1/1/16	3,000,000	3,263,040
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,394,984
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,530,000	2,706,164
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	3,000,000	3,189,270
Northern Palm Beach County
Improvement District, Water
Control and Improvement (Unit
of Development Number 5B)	5.75	8/1/09	795,000 a	825,226
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/15	1,010,000	1,046,734
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare) (Insured;
MBIA)	6.25	10/1/11	1,770,000	1,986,117
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	3,250,770
Palm Beach County,
Criminal Justice Facilities
Revenue (Insured; FGIC)	5.38	6/1/10	1,825,000	1,940,377
Palm Beach County,
Public Improvement Revenue
(Convention Center Project)

(Insured; FGIC)	5.50	11/1/11	1,785,000 a	1,945,257
Palm Beach County School Board,
COP (Insured; FGIC)	6.00	8/1/10	4,000,000 a	4,377,800
Palm Beach County School Board,
COP (Insured; FSA)	5.50	8/1/12	4,910,000 a	5,390,296
Sarasota County School Board,
COP (Master Lease Program)
(Insured; FGIC)	5.00	7/1/15	1,000,000	1,087,440
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,129,160
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,857,338
Tampa,
Cigarette Tax Allocation (H.
Lee Moffitt Cancer Research
Project) (Insured; AMBAC)	5.00	3/1/08	2,000,000	2,041,080
Tampa Bay,
Water Utility Systems Revenue
(Insured; FGIC)	5.13	10/1/08	3,205,000 a	3,332,687
Volusia County School Board,
Sales Tax Revenue (Insured;
FSA)	5.38	10/1/15	4,000,000	4,369,080
U.S. Related--9.7%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,000,000 a	1,076,840
Childrens's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 a	3,230,520
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	1,500,000	1,621,785
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	2,500,000	2,740,200
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.25	7/1/12	2,440,000	2,533,647
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	1,510,000	1,623,930
Puerto Rico Public Buildings
Authority, Guaranteed Revenue
(Government Facilities)
(Insured; XLCA)	5.25	7/1/20	2,000,000	2,270,340
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,735,000	1,783,545
Total Investments (cost $165,181,527)			98.6%	172,015,048
Cash and Receivables (Net)			1.4%	2,391,437
Net Assets			100.0%	174,406,485

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b At September 30, 2006, 30.0% of the fund's net assets are insured by FGIC.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper

EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)